Net Income (loss) per Share - Disclosure of detailed information about net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income (loss)	$ (4,633)	$ 3,349
Weighted average number of common shares outstanding - basic (in shares)	111,154,405	108,761,894
Dilutive effect of stock options and warrants outstanding (in shares)	0	1,094,752
Weighted average number of common shares outstanding - diluted (in shares)	111,154,405	109,856,646
Basic earnings (loss) per share (in dollars per share)	$ (0.04)	$ 0.03
Diluted earnings (loss) per share (in dollars per share)	$ (0.04)	$ 0.03